Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 281,129	$ 279,222	$ 282,561
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 43,823	$ 44,175	$ 44,610
Percentage of partnership's consolidated revenues	16.00%	16.00%	16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 45,115	$ 45,235	$ 45,116
Percentage of partnership's consolidated revenues	17.00%	16.00%	16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 37,030	$ 33,947	$ 36,346
Percentage of partnership's consolidated revenues	14.00%	12.00%	13.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 59,825	$ 76,959	$ 66,199
Percentage of partnership's consolidated revenues	22.00%	28.00%	23.00%
Customer Concentration Risk [Member] | Revenues [Member] | Galp Sinopec Brasil Services BV
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 35,622	$ 35,684	$ 35,541
Percentage of partnership's consolidated revenues	13.00%	13.00%	13.00%